Aristotle Growth Equity Fund
Schedule of Investments
June 30, 2025 (Unaudited)

COMMON STOCKS - 98.5%	Shares	Value
Communication Services - 14.3%
Alphabet, Inc. - Class A	71,306	$12,566,256
Meta Platforms, Inc. - Class A	14,307	10,559,854
Netflix, Inc. (a)	3,502	4,689,633
Take-Two Interactive Software, Inc. (a)	12,188	2,959,856
		30,775,599

Consumer Discretionary - 12.4%
Amazon.com, Inc. (a)	74,242	16,287,952
Home Depot, Inc.	12,982	4,759,721
O'Reilly Automotive, Inc. (a)	33,609	3,029,179
Tesla, Inc. (a)	8,087	2,568,916
		26,645,768

Consumer Staples - 3.3%
Costco Wholesale Corp.	5,103	5,051,664
Darling Ingredients, Inc. (a)	55,910	2,121,225
		7,172,889

Energy - 0.5%
Antero Resources Corp. (a)	24,353	980,939

Financials - 5.2%
S&P Global, Inc.	4,208	2,218,837
Visa, Inc. - Class A	25,565	9,076,853
		11,295,690

Health Care - 6.6%
Adaptive Biotechnologies Corp. (a)	239,649	2,791,911
Bio-Techne Corp.	60,846	3,130,526
Eli Lilly & Co.	3,164	2,466,433
Guardant Health, Inc. (a)	55,224	2,873,857
UnitedHealth Group, Inc.	3,137	978,650
Vertex Pharmaceuticals, Inc. (a)	4,250	1,892,100
		14,133,477

Industrials - 5.8%
AMETEK, Inc.	15,750	2,850,120
Chart Industries, Inc. (a)	9,128	1,502,925
Norfolk Southern Corp.	8,883	2,273,781
Quanta Services, Inc.	8,485	3,208,009
Uber Technologies, Inc. (a)	28,239	2,634,699
		12,469,534

Information Technology - 49.2%(b)
Adobe, Inc. (a)	6,663	2,577,781
Analog Devices, Inc.	15,095	3,592,912
Apple, Inc.	80,205	16,455,660
Broadcom, Inc.	39,766	10,961,498
Crowdstrike Holdings, Inc. - Class A (a)	8,491	4,324,551
HubSpot, Inc. (a)	3,291	1,831,869
KLA Corp.	4,891	4,381,064
Microsoft Corp.	48,320	24,034,851
NVIDIA Corp.	167,554	26,471,857
Oracle Corp.	22,174	4,847,902
ServiceNow, Inc. (a)	2,710	2,786,097
Synopsys, Inc. (a)	7,300	3,742,564
		106,008,606

Materials - 1.2%
Linde PLC	5,670	2,660,251
TOTAL COMMON STOCKS (Cost $123,845,579)		212,142,753

REAL ESTATE INVESTMENT TRUSTS - COMMON - 0.6%	Shares	Value
Real Estate - 0.6%
Alexandria Real Estate Equities, Inc.	6,712	487,493
Prologis, Inc.	7,399	777,783
		1,265,276
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $1,680,095)		1,265,276

TOTAL INVESTMENTS - 99.1% (Cost $125,525,674)		213,408,029
Money Market Deposit Account - 0.7% (c)		1,572,359
Other Assets in Excess of Liabilities - 0.2%		415,397
TOTAL NET ASSETS - 100.0%		$215,395,785
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2025 was 4.20%.